Loans and other liabilities - Movement in liabilities deriving from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans and other Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 107.7	$ 121.8
Changes related to financing cash flows:
Repayment of borrowings and lease liabilities	(15.8)	(16.2)
Other Changes	(1.8)	2.1
Ending balance	90.1	107.7
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,922.3	4,888.8
Changes related to financing cash flows:
Repayment of borrowings and lease liabilities	(1,423.8)	(2,066.4)
Additional Leases	311.1	3,020.0
Modifications	835.1	85.8
Other Changes	3.4	(5.9)
Ending balance	$ 5,648.1	$ 5,922.3